Condensed Consolidated Statements of Cash Flows - USD ($)	5 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2024 [1]	Jun. 30, 2026	Jun. 30, 2025		Sep. 30, 2025
Cash flows from operating activities:
Net loss	$ (350,599)	$ (3,227,711)	$ (3,040,539)		$ (3,820,078)
Adjustments to reconcile net (loss) income to net cash used in operating activities
Employee stock-based compensation	158,972	1,725,053	1,788,375		1,932,864
Non-employee stock-based compensation		51,533
Depreciation expense	23	272	240		331
Changes in operating assets and liabilities:
Prepaid expenses	(29,989)	(4,075,159)	(146,448)		(115,005)
Other current assets	(664,000)		664,000		664,000
Accounts payable		21,693
Accrued expenses	143,115	41,416	(135,275)		108,943
Contract liability		9,029,272
Other current liabilities	224,000	1,085,364	(219,370)		(224,000)
Net cash provided by (used in) operating activities	(518,478)	4,651,733	(1,089,017)		(1,452,945)
Cash flows from investing activities:
Purchase of property and equipment	(1,352)		(459)		(459)
Net cash used in investing activities	(1,352)		(459)		(459)
Cash flows from financing activities:
Payments on insurance premium financing payable		(62,500)
Issuance of common stock	946,966	642,000	1,398,400		1,398,400
Cash received from issuance of founder shares	586
Net cash provided by financing activities	947,552	579,500	1,398,400		1,398,400
Effect of foreign currency translation on cash		1,896
Net change in cash and cash equivalents	427,722	5,233,129	308,924		(55,004)
Cash and cash equivalents, beginning of period		372,718	427,722	[1]	427,722 [1]
Cash and cash equivalents, end of period	427,722	5,605,847	736,646		372,718
Supplemental disclosures of cash flow information:
Cash paid for interest		2,593
Cash paid for taxes
Supplemental disclosures of non-cash investing and financing activities:
Insurance premiums financed with issuance of a liability		$ 112,500

[1]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable